Subsequent Events [Text Block]	6 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]

19.    SUBSEQUENT EVENTS

Approval of Dividends

On November 14, 2017, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥9 per share of Common stock, totaling ¥119,890 million, that were payable on December 5, 2017 to the shareholders of record on September 30, 2017.

Repurchase and Cancellation of own shares

From November 15, 2017 to December 22, 2017, MUFG repurchased 127,666,900 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥100 billion, in aggregate, in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 14, 2017. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 200,000,000 shares, which represents the equivalent of 1.50% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies. On January 22, 2018, MUFG will cancel all of the acquired shares in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 14, 2017.

Announcement to redeem “Non-dilutive” Preferred Securities Issued by a Special Purpose Company

On December 5, 2017, the Board of Directors of MUFG approved to redeem in total ¥150 billion of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 6 Limited, a special purpose company established in the Cayman Islands. MUFG plans to redeem these securities on January 25, 2018. The securities were previously accounted for as part of MUFG’s Tier 1 capital at September 30, 2017 under its capital adequacy requirements, subject to certain limitations.

Acquisition of shares in Bank Danamon in Indonesia

On December 26, 2017, BTMU entered into conditional share purchase agreements with Asia Financial (Indonesia) Pte. Ltd. (“AFI”) and other affiliated entities (the “Sellers”) to acquire their 73.8% equity interests in an Indonesian bank, PT Bank Danamon Indonesia, Tbk. (“Danamon”), subject to applicable regulatory approvals.

Danamon, which was established in 1956, is the fifth most profitable Indonesian commercial bank in terms of net income. Danamon provides banking and financial products and services to consumer, micro-finance, small and medium enterprise (“SME”) and corporate customers, with a network of around 1,800 offices in Indonesia.

BTMU intends to establish an integrated and comprehensive services platform that serves as a gateway for clients wishing to make inroads into Indonesia’s growing economy as well as local companies seeking to expand into the region. This investment is also expected to strategically allow BTMU to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia.

This strategic investment by BTMU will be executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction will result in BTMU becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of BTMU.

In Step 1, BTMU acquired an initial 19.9% equity interest in Danamon from the Sellers on December 29, 2017, based on a price of IDR 8,323 (approximately ¥70(1)) per share, for an investment amount of IDR 15,875 billion (approximately ¥133 billion(1)). The price was based on a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied. AFI continues to be the majority shareholder in Danamon after closing of Step 1.

In Step 2, BTMU intends to seek regulatory approvals and other relevant approvals to acquire an additional 20.1% to increase its equity interest in Danamon to 40%. This step is expected to close between April and September of 2018, subject to receiving these approvals. The prices for Danamon’s shares in Step 2 will be based on a similar approach to Step 1.

In Step 3, upon completion of Step 2, BTMU intends to seek the necessary approvals to increase its equity interest in Danamon beyond the 40%, and this will provide an opportunity for all other existing Danamon shareholders to either remain as shareholders or receive cash from BTMU. With the closing of Step 3, BTMU’s final equity interest in Danamon is expected to be above 73.8%. The prices for Danamon’s shares in Step 3 will be based on a similar approach as Step 1.

Note:

(1)	Calculated based on the exchange rate of IDR1 = ¥0.0084